Earnings Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Antidilutive securities excluded from the computation of earnings per share	93,025	719,899